Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020
Interest income was related to:
Interest income	kr 678	kr 660	kr 1,178	[1]	kr 1,338	kr 2,480	[1]	kr 4,108
Interest expenses
Interest expenses	(191)	(150)	(692)		(341)	(1,563)		(2,076)
Resolution fee	(19)	(25)	(17)		(44)	(43)		(86)
Total interest expenses	(210)	(175)	(709)	[1]	(385)	(1,606)	[1]	(2,162)
Net interest income	468	485	469	[1]	953	874	[1]	1,946
Interest income using effective interest method					2,087	2,622
Loans to credit institutions
Interest income was related to:
Interest income	34	33	51		67	147		236
Loans to the public
Interest income was related to:
Interest income	919	920	1,124		1,839	2,199		4,210
Loans in the form of interest-bearing securities
Interest income was related to:
Interest income	189	195	243		384	456		897
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Interest income	12	19	71		31	191		242
Derivatives
Interest income was related to:
Interest income	(529)	(558)	(369)		(1,087)	(634)		(1,708)
Administrative remuneration CIRR-system
Interest income was related to:
Interest income	48	45	52		93	102		197
Other assets
Interest income was related to:
Interest income	kr 5	kr 6	kr 6		kr 11	kr 19		kr 34

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.